Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000105973 [Member]
Shareholder Report [Line Items]
Fund Name	Towle Value Fund
Class Name	Towle Value Fund
Trading Symbol	TDVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Towle Value Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/towle/. You can also request this information by contacting us at 1-888-99TOWLE (888-998-6953).
Additional Information Phone Number	1-888-99TOWLE (888-998-6953)
Additional Information Website	https://funddocs.filepoint.com/towle/
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Towle Value Fund (TDVFX)	$121	1.20%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending September 30, 2025, the Fund was up 1.0%. This compares to the Russell 2000 Value (R2KV) up 7.9% and the S&P 500 up 17.6%. The Fund underperformed in the first six months of the period but was up 17.2% for the second half of the period. The Fund primarily invested in the Consumer Discretionary, Energy, and Industrials sectors in holdings with market capitalizations between $300M and $18B, ending the period with a weighted average market capitalization of $4.8B.
TOP PERFORMANCE CONTRIBUTORS
Energy | From a portfolio allocation perspective, the biggest contributor to positive performance was the Fund’s exposure to the Energy sector. Two holdings in this sector produced returns north of 80% for the period – Par Pacific Holdings, Inc. (PARR) and Delek US Holdings, Inc. (DK.)
Consumer Discretionary | The second largest contributor to positive performance during the period was the Fund’s exposure to the Consumer Discretionary sector. Dana Incorporated (DAN), Advance Auto Parts, Inc. (AAP), and Sleep Number Corporation (SNBR) holdings yielded returns greater than 50% for the period.
Real Estate | The Real Estate sector was the third largest contributor to the Fund’s portfolio, led by Anywhere Real Estate, Inc. (HOUS) which returned 55.5% during the period while Cushman & Wakefield (CWK) produced a return of 53.7%.
TOP PERFORMANCE DETRACTORS
Healthcare | The largest detractor to the Fund’s performance was the Healthcare sector, which was down 78.7% during the period. This underperformance was led by Owens & Minor, Inc. (OMI) down 78.1% for the 12-month period.
Steel Holdings | The second largest detractor to the Fund’s performance was the Materials sector, led by holdings in steel companies. Algoma Steel Group, Inc. (ASTL) declined 53.4% during the period while Cleveland-Cliffs Inc. (CLF) was down 43.9%.
Industrials | The Industrials sector was the third largest detractor to the Fund’s portfolio, which made up 18% of the portfolio as of 9/30/2025. The underperformance was led by JELD-WEN Holding, Inc. (JELD) down 75.2%, Wabash National Corporation (WNC) down 37.4%, and BlueLinx Holdings Inc. (BXC) down 36.5%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Towle Value Fund (TDVFX)	1.02%	12.68%	8.06%
S&P 500 Index	17.60%	16.47%	15.30%
Russell 2000 Value Index	7.88%	14.59%	9.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 89,128,317
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 675,984
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$89,128,317
Total number of portfolio holdings	43
Total advisory fees paid (net)	$675,984
Portfolio turnover rate as of the end of the reporting period	100%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Par Pacific Holdings, Inc.	5.0%
Delek U.S. Holdings, Inc.	4.5%
HF Sinclair Corp.	3.5%
United Natural Foods, Inc.	3.4%
Anywhere Real Estate, Inc.	3.2%
Lyft, Inc. - Class A	3.0%
Sonic Automotive, Inc. - Class A	2.9%
AutoNation, Inc.	2.8%
Cushman & Wakefield PLC	2.7%
Southwest Airlines Co.	2.7%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Par Pacific Holdings, Inc.	5.0%
Delek U.S. Holdings, Inc.	4.5%
HF Sinclair Corp.	3.5%
United Natural Foods, Inc.	3.4%
Anywhere Real Estate, Inc.	3.2%
Lyft, Inc. - Class A	3.0%
Sonic Automotive, Inc. - Class A	2.9%
AutoNation, Inc.	2.8%
Cushman & Wakefield PLC	2.7%
Southwest Airlines Co.	2.7%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.